               CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

                         ANNUAL REPORT OCTOBER 31, 2002

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(TM)

                               PRESIDENT'S LETTER


--------------------------------------------------------------------------------
President Photo
--------------------------------------------------------------------------------

Dear Shareholder:
       In our debut report, I am pleased to have the chance to thank you for your decision to invest in the CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND. For shareholders that are new to CALAMOS INVESTMENTS, we welcome you. To all our shareholders, we appreciate the confidence you have entrusted with us as we enter the closed-end fund arena. As with all of our products and services, we pledge to you our commitment to performance and exceptional client service. As we enter our first months as a fully invested, leveraged portfolio, we are confident that your Fund is well positioned to achieve that goal.
       CALAMOS has been researching and investing in higher-yielding, lower-quality portfolios of convertible and straight bonds for 25 years. Our quantitative research and qualitative analysis of companies, industries, and the economic environment enable us to identify both risks and opportunities for the Fund, constructing an appropriate mix of securities that aims to provide shareholders with significant total return, including high current income.
       ONE WAY TO USE THE FUND'S SIZABLE DIVIDEND TO YOUR ADVANTAGE IS THROUGH THE FUND'S DIVIDEND REINVESTMENT PLAN. I encourage you to consider participating in this program as a means to increase your number of shares in the Fund at significant cost savings. For example, when the Fund's market price is at a premium to its net asset value (NAV), dividends automatically reinvested through the plan purchase shares either at NAV or at 95% of the market price, whichever is greater. With more shares, investors increase their power of compounding, and the plan's cost savings and convenience make that prospect even more attractive. We have enclosed a brochure detailing the plan for your review.
       Again, thank you for entrusting your investment with the CALAMOS Convertible Opportunities and Income Fund. We pledge our continued commitment to serving you with Strategies for Serious Money.

Sincerely,

/S/ JOHN P. CALAMOS
John P. Calamos, Sr.
President and Chief Investment Officer



(1)                    Strategies for Serious Money (TM)

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2002

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
CORPORATE BONDS (62.7%)
                  BASIC INDUSTRIES (4.5%)
$ 1,750,000       FMC Corp.(a)
                  10.250%, 11/01/09                $  1,811,250
 13,000,000       Georgia-Pacific Corp.
                  8.125%, 05/15/11                   11,264,643
  6,000,000       Greif Bros. Corp.(a)
                  8.875%, 08/01/12                    6,240,000
  4,650,000       Mail-Well, Inc.(a)
                  9.625%, 03/15/12                    3,301,500
  4,500,000       Pope & Talbot, Inc.
                  8.375%, 06/01/13                    3,943,125
                                                   ------------
                                                     26,560,518
                  CAPITAL GOODS - INDUSTRIAL (4.3%)
  9,150,000       AGCO Corp.
                  8.500%, 03/15/06                    9,012,750
  2,800,000       Sonic Automotive, Inc.
                  11.000%, 08/01/08                   2,912,000
  2,900,000       The Manitowoc Company, Inc.(a)
                  10.500%, 08/01/12                   2,900,000
                  Tyco International, Ltd.
  4,500,000       6.750%, 02/15/11                    3,831,912
  7,600,000       6.375%, 10/15/11                    6,472,555
                                                   ------------
                                                     25,129,217
                  CAPITAL GOODS - TECHNOLOGY (4.5%)
                  AOL Time Warner, Inc.
 16,000,000       7.625%, 04/15/31                   14,545,408
  8,000,000       6.875%, 05/01/12                    7,919,424
  4,900,000       Stoneridge, Inc.
                  11.500%, 05/01/12                   4,140,500
                                                   ------------
                                                     26,605,332
                  CONSUMER CYCLICAL (27.3%)
  8,700,000       American Axle & Manufacturing,
                  Inc.
                  9.750%, 03/01/09                    9,309,000
  9,200,000       Aztar Corp.
                  8.875%, 05/15/07                    9,200,000
                  Dana Corp.
  6,500,000       10.125%, 03/15/10                   6,337,500
 10,000,000       9.000%, 08/15/11                    9,300,000
                  Delta Air Lines, Inc.
    750,000       9.750%, 05/15/21                      353,021
 11,750,000       7.700%, 12/15/05                    7,290,311
  5,500,000       International Game Technology
                  8.375%, 05/15/09                    6,050,000
                  Intrawest Corp.
  2,250,000       10.500%, 02/01/10(a)                2,272,500
 15,000,000       10.500%, 02/01/10                  15,150,000
                  Isle of Capri Casinos, Inc.
 14,000,000       9.000%, 03/15/12                   14,210,000
  2,000,000       8.750%, 04/15/09                    2,010,000
 17,500,000       Mandalay Resort Group
                  10.250%, 08/01/07                  18,856,250
 13,100,000       Royal Caribbean Cruises, Ltd.
                  8.750%, 02/02/11                   11,416,008
 15,500,000       Russell Corp.(a)
                  9.250%, 05/01/10                   16,042,500

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
$19,700,000       Saks, Inc.
                  8.250%, 11/15/08                 $ 18,025,500
  6,000,000       Station Casinos, Inc.
                  8.875%, 12/01/08                    6,300,000
  2,900,000       The Gap, Inc
                  10.550%, 12/15/08                   2,958,000
  6,000,000       Toys "R" Us, Inc.
                  7.625%, 08/01/11                    5,148,258
                                                   ------------
                                                    160,228,848
                  CONSUMER GROWTH STAPLES (8.6%)
 10,000,000       American Greetings Corp.
                  11.750%, 07/15/08                  10,775,000
  9,000,000       Avis Group Holdings, Inc.
                  11.000%, 05/01/09                   9,753,750
  8,450,000       Bausch & Lomb, Inc.
                  7.125%, 08/01/28                    6,817,536
  9,735,000       Hanger Orthopedic Group, Inc.
                  11.250%, 06/15/09                  10,367,775
 12,300,000       PacifiCare Health Systems, Inc.
                  10.750%, 06/01/09                  12,853,500
                                                   ------------
                                                     50,567,561
                  CONSUMER STAPLES (0.9%)
                  Fleming Companies, Inc.
  6,500,000       10.625%, 07/31/07                   4,160,000
    900,000       10.125%, 04/01/08                     769,500
                                                   ------------
                                                      4,929,500
                  CREDIT CYCLICALS (6.0%)
  9,000,000       Beazer Homes USA, Inc.
                  8.375%, 04/15/12                    9,202,500
 15,900,000       KB HOME
                  9.500%, 02/15/11                   16,575,750
  9,300,000       Standard Pacific Corp.
                  9.500%, 09/15/10                    9,532,500
                                                   ------------
                                                     35,310,750
                  ENERGY (3.4%)
  5,500,000       Newfield Exploration Company
                  8.375%, 08/15/12                    5,847,066
  5,000,000       Plains All American Pipeline,
                  L.P.(a)
                  7.750%, 10/15/12                    5,125,000
  8,500,000       Western Gas Resources, Inc.
                  10.000%, 06/15/09                   8,967,500
                                                   ------------
                                                     19,939,566
                  FINANCIAL (1.6%)
  9,300,000       Host Marriott, Corp.
                  9.500%, 01/15/07                    9,346,500
                  UTILITIES (1.6%)
                  Calpine Corp.
 10,000,000       8.500%, 02/15/11                    3,300,000
  9,000,000       7.750%, 04/15/09                    2,925,000
 12,000,000       The AES Corp.
                  10.250%, 07/15/06                   3,180,000
                                                   ------------
                                                      9,405,000
                                                   ------------
                  TOTAL CORPORATE BONDS
                  (Cost $384,196,397)               368,022,792

               See accompanying Notes to Schedule of Investments.            (2)

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2002

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
CONVERTIBLE BONDS (47.4%)
                  CAPITAL GOODS - INDUSTRIAL (7.1%)
$12,304,000       Brooks-PRI Automation, Inc.
                  4.750%, 06/01/08                 $  9,212,620
  6,475,000       Spherion Corp.
                  4.500%, 06/01/05                    5,762,750
 13,500,000       Standard Motor Products, Inc.
                  6.750%, 07/15/09                    9,703,125
                  Tyco International, Ltd.
 15,000,000       0.000%, 11/17/20                   10,181,250
  9,500,000       0.000%, 02/12/21                    6,994,375
                                                   ------------
                                                     41,854,120
                  CAPITAL GOODS - TECHNOLOGY (17.7%)
  4,200,000       Advanced Energy Industries,
                  Inc.
                  5.000%, 09/01/06                    3,386,250
 29,250,000 EUR   Amazon.com, Inc.
                  6.875%, 02/16/10                   20,130,565
  7,500,000       ASML Holding N.V.
                  4.250%, 11/30/04                    6,055,492
  6,000,000       Brocade Communication Systems,
                  Inc.
                  2.000%, 01/01/07                    4,162,500
  8,100,000       Cypress Semiconductor Corp.
                  3.750%, 07/01/05                    5,670,000
 10,730,000       Electronic Data Systems Corp.
                  0.000%, 10/10/21                    7,886,550
 28,200,000       Juniper Networks, Inc.
                  4.750%, 03/15/07                   20,092,500
  6,000,000       Quantum Corp.
                  7.000%, 08/01/04                    4,560,000
 15,000,000       Rational Software Corp.
                  5.000%, 02/01/07                   12,525,000
  7,562,000       Richardson Electronics, Ltd.
                  8.250%, 06/15/06                    6,673,465
 27,500,000       Solectron Corp.
                  0.000%, 11/20/20                   12,478,125
                                                   ------------
                                                    103,620,447
                  CONSUMER CYCLICAL (4.2%)
 30,000,000       Royal Caribbean Cruises, Ltd.
                  0.000%, 02/02/21                   10,987,500
  5,500,000       The Gap, Inc.
                  5.750%, 03/15/09                    5,706,250
                  The Interpublic Group of
                  Companies, Inc.
  1,000,000       1.870%, 06/01/06                      646,250
  9,300,000       1.800%, 09/16/04                    7,381,875
                                                   ------------
                                                     24,721,875
                  CONSUMER GROWTH STAPLES (10.1%)
  6,500,000       Cendant Corp.
                  3.000%, 05/04/21                    6,321,250
                  IVAX Corp.
 10,500,000       5.500%, 05/15/07                    9,187,500
  9,500,000       4.500%, 05/15/08                    7,564,375
  6,750,000       NDCHealth Corp.
                  5.000%, 11/01/03                    6,783,750
 12,600,000       Service Corp. International
                  6.750%, 06/22/08                    9,828,000

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
$17,050,000       Skechers USA, Inc.
                  4.500%, 04/15/07                 $ 11,935,000
  9,000,000       Sunrise Assisted Living, Inc.
                  5.250%, 02/01/09                    7,773,750
                                                   ------------
                                                     59,393,625
                  FINANCIAL (1.2%)
  9,125,000       NCO Group, Inc.
                  4.750%, 04/15/06                    6,877,969
                  TELECOMMUNICATIONS (7.1%)
 22,000,000       Corning, Inc.
                  4.875%, 03/01/08                    9,487,500
 15,000,000       Liberty Media Corp.
                  (Sprint PCS Group)
                  3.750%, 02/15/30                    7,087,500
 30,000,000       Nextel Communications, Inc.
                  6.000%, 06/01/11                   25,012,500
                                                   ------------
                                                     41,587,500
                                                   ------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $270,154,937)               278,055,536

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (21.5%)
                  CAPITAL GOODS - INDUSTRIAL (4.9%)
    138,000       Cummins Capital Trust I
                  7.000%                           $  5,370,332
    646,000       Ford Motor Company Capital
                  Trust II
                  6.500%                             23,502,781
                                                   ------------
                                                     28,873,113
                  CAPITAL GOODS - TECHNOLOGY (3.7%)
    525,000       Electronic Data Systems Corp.
                  7.625%                              9,607,500
    230,000       Raytheon Company
                  8.250%                             12,118,700
                                                   ------------
                                                     21,726,200
                  CONSUMER CYCLICAL (1.4%)
    335,000       Tower Automotive Capital Trust
                  6.750%                              8,351,151
                  CONSUMER GROWTH STAPLES (2.5%)
    250,000       Cendant Corp.
                  7.750%                              8,495,000
    172,000       Sinclair Broadcast Group, Inc.
                  6.000%                              6,407,000
                                                   ------------
                                                     14,902,000
                  FINANCIAL (3.8%)
    650,000       National Australia Bank, Ltd.
                  7.875%                             22,035,000
                  TELECOMMUNICATIONS (1.8%)
     25,700       Lucent Technologies, Inc.
                  8.000%                             10,565,913
                  TRANSPORTATION (2.8%)
    320,000       Union Pacific Capital Trust
                  6.250%                             16,197,717

(3)            See accompanying Notes to Schedule of Investments.

                   CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2002

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
                  UTILITIES (0.6%)
    410,000       AES Trust III
                  6.750%                           $  3,410,482
                                                   ------------
                  TOTAL CONVERTIBLE PREFERRED
                  STOCK
                  (Cost $149,107,126)               126,061,576

TOTAL INVESTMENTS (131.6%)
(Cost $803,458,460)                                 772,139,904

OTHER ASSETS LESS LIABILITIES (3.2%)                 18,843,969

PREFERRED STOCK AT REDEMPTION VALUE, INCLUDING
DIVIDEND PAYABLE (34.8%)                           (204,090,780)
                                                   ------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
(100.0%)                                           $586,893,093
                                                   ============

NOTE TO SCHEDULE OF INVESTMENTS

All Securities are shown in U.S. Dollars.

(a) Rule 144A security-Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be exempt transactions, normally to other qualified institutional investors. At October 31, 2002, the market value of these securities aggregated $37,692,750 or 6.4% of net assets applicable to common shareholders.

FOREIGN CURRENCY ABBREVIATIONS
EUR: European Monetary Unit

                See accompanying Notes to Financial Statements.              (4)

                      STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2002

ASSETS
Investments, at value (cost $803,458,460)                       $772,139,904
Cash with custodian (interest bearing)                             4,663,499
Foreign currency (cost $2,406)                                         2,435
Accrued interest and dividends receivable                         17,058,909
Receivable for dividend reinvestment shares                          190,559
Prepaid expenses                                                      29,570
Other assets                                                           9,918
                                                                ------------
         Total Assets                                            794,094,794
                                                                ------------
LIABILITIES
Payable for investments purchased                                  2,519,261
Payable to investment advisor                                        361,729
Payable for offering and organizational fees                          66,475
Other accounts payable and accrued liabilities                       163,456
                                                                ------------
         Total Liabilities                                         3,110,921
                                                                ------------
PREFERRED STOCK
$25,000 liquidation value per share applicable to 8,160
  shares, including dividends payable                            204,090,780
                                                                ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    $586,893,093
                                                                ============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, 96,782,000 shares authorized,
  43,267,593 shares issued and outstanding                      $616,385,505
Undistributed net investment income (loss)                         3,810,587
Accumulated net realized capital gain (loss) on investments
  and foreign currency transactions                               (1,980,131)
Unrealized appreciation (depreciation) of investments and
  foreign currency transactions                                  (31,322,868)
                                                                ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    $586,893,093
                                                                ============
Net asset value per common share based on 43,267,593 shares
  issued and outstanding                                        $      13.56
                                                                ------------

(5)            See accompanying Notes to Financial Statements.

                            STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2002*

INVESTMENT INCOME
Interest                                                        $ 17,019,825
Dividends                                                          1,368,062
                                                                ------------
   Total Investment Income                                        18,387,887
                                                                ------------
EXPENSES
Investment advisory fees                                           1,818,166
Organization fees                                                     82,881
Custodian fees                                                        72,826
Audit and legal fees                                                  65,085
Auction agent fees                                                    49,205
Transfer agent fees                                                   25,543
Trustees' fees                                                        24,861
Shareholder reports                                                   14,000
Registration fees                                                     12,079
Other                                                                  9,250
                                                                ------------
   Total expenses                                                  2,173,896
                                                                ------------
   Less expense waived                                               568,177
                                                                ------------
   Net expenses                                                    1,605,719
                                                                ------------
NET INVESTMENT INCOME                                             16,782,168
                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment transactions and
  foreign currency transactions                                   (1,921,055)
Change in net unrealized appreciation/depreciation on
  investments and foreign currency transactions                  (31,322,868)
                                                                ------------
NET GAIN (LOSS) ON INVESTMENTS                                   (33,243,923)
                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            (16,461,755)
                                                                ------------
DIVIDENDS TO PREFERRED STOCK SHAREHOLDERS
Net investment income                                               (460,142)
                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS RESULTING FROM OPERATIONS                        $(16,921,897)
                                                                ============

* June 28, 2002 (commencement of operations)

                See accompanying Notes to Financial Statements.             (6)

                              STATEMENT OF CHANGES

                                 IN NET ASSETS

FOR THE PERIOD ENDED OCTOBER 31, 2002*

OPERATIONS:
Net investment income (loss)                                    $ 16,782,168
Net realized gain (loss) on investments and foreign currency
   transactions                                                   (1,921,055)
Change in net unrealized appreciation/depreciation on
   investments and foreign currency transactions                 (31,322,868)
Dividends to Preferred Stock shareholders from
   Net investment income                                            (460,142)
                                                                ------------
Net increase (decrease) in net assets applicable to Common
   Shareholders resulting from operations                        (16,921,897)
                                                                ------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
Net investment income                                            (12,570,515)
CAPITAL STOCK TRANSACTIONS
Proceeds from initial offering                                   619,298,400
Offering costs on common shares                                   (1,112,742)
Offering costs on preferred shares                                (2,290,000)
Reinvestment of dividends resulting in the issuance of
   common stock                                                      489,847
                                                                ------------
Net increase (decrease) in net assets from common stock
   transactions                                                  616,385,505
                                                                ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          586,893,093
                                                                ------------
NET ASSETS
Beginning of period                                                       --
End of period*                                                  $586,893,093
                                                                ------------
Undistributed net investment income                             $  3,810,587
                                                                ============

* June 28, 2002 (commencement of operations)

(7)            See accompanying Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible Opportunities and Income Fund (the "Fund"), was organized as a Delaware Business Trust on April 17, 2002 and is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced operations on June 28, 2002.

The Fund's investment objective is to provide total return, through a combination of capital appreciation and current income. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in convertible securities and non-convertible income securities.

PORTFOLIO VALUATION. Investments are stated at value. Securities for which quotations are readily available are valued at the last available sale prices on the exchange or market on which they are principally traded, or lacking any sales, at the mean of the most recently quoted bid and asked prices. Securities and other assets for which market quotations are not readily available or when the valuation methods mentioned above do not produce a value reflective of the fair value of a security, such security is valued at fair value determined in good faith by or under the direction of the Fund's board of trustees. Forward currency contracts are valued using forward currency exchange rates available from a quotation service.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchanging prevailing on the respective dates of such transaction. Realized foreign exchange gain of $58,903 and unrealized foreign exchange loss of $4,312 incurred by the Fund are included as a component of net realized gain (loss) on investments and foreign currency transactions and change in net unrealized appreciation/depreciation on investments and foreign currency transactions, respectively.

FEDERAL INCOME TAXES. No provision has been made for Federal income taxes since the Fund elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and has made such distributions to shareholders as to be relieved of all Federal income taxes.

DIVIDENDS. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain dividends are determined in accordance with tax regulations, which may differ from generally accepted accounting principles in the United States. These differences are primarily due to differing treatment for foreign currency transactions.

USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

                                                                            (8)

                         NOTES TO FINANCIAL STATEMENTS

NOTE 2 - INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES
Pursuant to an investment advisory agreement with CALAMOS Asset Management, Inc. ("CAM"), the Fund pays a monthly fee at the annual rate of 0.80% of the Fund's average weekly managed assets. "Managed Assets" means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). CAM has contractually agreed to waive its management fee in the amount of the 0.25% of the average weekly managed assets of the Fund for the first five full years of the Fund's operation through June 30, 2007 and a declining amount for an additional three years (0.18% of the average weekly managed in 2008, 0.11% of the average weekly managed in 2009, and 0.04% in
2010).

Under the terms of the Administration Agreement, CAM pays the Administrator a monthly fee at an annual rate of 0.125% of the Fund's average weekly managed assets, subject to a monthly minimum fee of $12,500.

Certain portfolio transactions for the Fund may be executed through CALAMOS FINANCIAL SERVICES, INC. ("CFS") as broker, consistent with the Fund's policy of obtaining best price and execution. During the period from June 28, 2002 though October 31, 2002, the Fund paid no brokerage commissions to CFS on purchases and sales of Fund securities.

Certain officers and trustees of the Fund are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Fund. The Fund offers a deferred compensation plan for its trustees who are not affiliated with CAM. Under the deferred compensation plan, a trustee may elect to defer all or a portion of the trustees' compensation. Amounts deferred are unfunded obligations of the Fund, whose value fluctuates with changes in the value of shares of one or more funds of Calamos Investment Trust (including reinvested distribution) designated by the trustee.

NOTE 3 - INVESTMENTS
Purchases and sales information for investments other than short-term obligations for the period June 28, 2002 to October 31, 2002 were as follows:

Purchases                                                       $812,366,889
Proceeds from sales                                               10,092,750

The following information is presented on an income tax basis as of October 31, 2002. Differences between amounts for financial statement and Federal income tax purposes are primarily due to timing differences. The cost basis of investments for tax purposes at October 31, 2002 was as follows:

Cost basis of investments                                       $804,113,772
Gross unrealized appreciation                                     24,468,979
Gross unrealized depreciation                                    (56,442,847)
                                                                ------------
Net unrealized depreciation of investments                       (31,973,868)

NOTE 4 - FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may engage in portfolio hedging with respect to change in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward currency exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. There were no open forward foreign currency contracts at October 31, 2002.

(9)

                         NOTES TO FINANCIAL STATEMENTS

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the period of June 28, 2002 to October 31, 2002 was as follows:

                                                                OCTOBER 31, 2002
--------------------------------------------------------------------------------
Distribution paid from:
Ordinary Income                                                   $13,030,657
Net Long-Term Capital Gains                                                --
                                                                  -----------
Total Taxable Distribution                                         13,030,657

As of October 31, 2002, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed ordinary income -- net                            $  4,329,093
Undistributed long-term capital gains -- net                              --
                                                                ------------
Total undistributed earnings -- net                             $  4,329,093
Capital loss carryforward                                         (1,980,131)*
Unrealized gains/(losses) -- net                                 (31,841,374)**
                                                                ------------
Total accumulated earnings/(losses) -- net                      $(29,492,412)
----------------------------------------------------------------------------

 * As of October 31, 2002, the Fund had capital loss carryforwards of 1,980,131, which, if not used, will expire in 2010.

** The difference between book-basis and tax-basis unrealized gains/(losses) is attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities and other temporary book/tax differences.

NOTE 6 - INTEREST BEARING CASH DEPOSIT WITH CUSTODIAN
The Fund earns interest on its average daily balance deposited with its custodian. During the period from June 28, 2002 to October 31, 2002, the Fund earned $356,975.

NOTE 7 - COMMON STOCK
There are 96,782,000 common shares of beneficial interest authorized and 43,267,593 shares outstanding at October 31, 2002. CAM owned 7,097 of the outstanding shares.

NOTE 8 - PREFERRED STOCK
There are unlimited shares of Auction Market Preferred Stock ("Preferred Stock") authorized. The preferred shares have rights as determined by the board of trustees. The 8,160 shares of Preferred Stock outstanding consist of four series, 2,040 shares of M, 2,040 shares of TU, 2,040 shares of W, and 2,040 shares of TH. The Preferred Stock has a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Stock are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 1.78% to 2.00% from June 28, 2002 to October 31, 2002. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distribution on shares of common stock or purchases any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%.

The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividends payment date at $25,000 per share plus any accumulated but the unpaid dividends. The Preferred Stock is also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Declaration of Trust are not satisfied.

The holders of Preferred Stock have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holder of preferred shares or the holder of common shares.

                                                                            (10)

                              FINANCIAL HIGHLIGHTS

       SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD WAS AS
FOLLOWS:

                                                                For the Period Ended
                                                                    October 31,
                                                                       2002*
------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 14.32(a)
                                                                      -------
Income from investment operations:
 Net investment income                                                   0.39
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                         (0.77)
Dividends to preferred shareholders from
 Net investment income (common stock equivalent basis)                  (0.01)
                                                                      -------
 Total from investment operations                                       (0.39)
------------------------------------------------------------------------------------
Less dividends to common shareholders from
 Net investment income                                                  (0.29)
                                                                      -------
Capital charge resulting from issuance of common and
 preferred shares                                                       (0.08)
------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 13.56
------------------------------------------------------------------------------------
Market value, end of period                                           $ 14.20
------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN BASED ON(B):
 Market Value                                                           -3.33%
 Net Asset Value                                                        -3.33%
------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS/SUPPLEMENTARY DATA:
Net assets applicable common shareholders, end of year
 (000's omitted)                                                      586,893
Preferred stock, at redemption value ($25,000 per share
 liquidation preference) (000's omitted)                              204,000
Ratio of net expenses to average net assets                              1.02%(c)
Ratio of net investment income to average net assets                    10.70%(c)
Ratio of gross expenses to average net assets prior to
 waiver of expense by the adviser                                        1.38%(c)
Preferred stock dividends                                                0.29%(c)
Net investment income, net of preferred stock dividends                 10.41%(c)
------------------------------------------------------------------------------------
Portfolio turnover rate                                                  1.66%
------------------------------------------------------------------------------------
Asset coverage per preferred share, at end of period                  $96,934
------------------------------------------------------------------------------------

*   June 28, 2002 (commencement of operations)

(a)  Net of sales load of $0.68 on initial shares issued.

(b) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected.

(c)  Annualized.

(11)

                         REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calamos Convertible Opportunities and Income Fund as of October 31, 2002 and the related statement of operations, changes in net assets and the financial highlights for the period from June 28, 2002 (commencement of operations) through October 31, 2002. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calamos Convertible Opportunities and Income Fund at October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period from June 28, 2002 (commencement of operations) through October 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                    /s/ Ernst & Young LLP

Chicago, Illinois
December 16, 2002

                                                                            (12)

                              TRUSTEES & OFFICERS

The Trust is subject to the overall direction of its board of trustees, which is comprised of the following members.

                                                         NUMBER OF
                                                       PORTFOLIOS IN
                        POSITION(S) HELD WITH TRUST    FUND COMPLEX
NAME AND AGE AT           AND DATE FIRST ELECTED        OVERSEEN BY           PRINCIPAL OCCUPATION(S), DURING PAST
OCTOBER 31, 2002          OR APPOINTED TO OFFICE          TRUSTEE              FIVE YEARS AND OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF TRUST:

John P. Calamos,        Trustee and President             9             President, Calamos Asset Management, Inc.
62*                     (since 2002)                                    ("CAM") and Calamos Financial Services, Inc.
                                                                        ("CFS"), Trustee, Illinois Benedictine
                                                                        University

Nick P. Calamos,        Trustee and Vice President        9             Senior Executive Vice President, CAM and CFS
41*                     (since 2002)

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF TRUST:

Richard J. Dowen,       Trustee                           9             Chair and Professor of Finance, Northern
58                      (since 2002)                                    Illinois University

Joe F. Hanauer,         Trustee (since 2002)              9             Director of MAF Bancorp (banking),
65                                                                      Homestore.com, Inc., (Internet provider of real
                                                                        estate information and products), Grubb & Ellis
                                                                        Co. (advisory firm specializing in real estate)
                                                                        and Combined Investments, L.P. (investment
                                                                        management)

John E. Neal,           Trustee (since 2002)              9             Managing Director, Banc One Capital Markets,
52                                                                      Inc. (investment banking) (since 2000);
                                                                        Executive Vice President and Head of Real Estate
                                                                        Department, Bank One, (1998-2000); Private
                                                                        Investor (1998); and President, Kemper Mutual
                                                                        Funds (1996-1997)

Weston W. Marsh,        Trustee (since 2002)              9             Partner, Freeborn & Peters (law firm); Director,
52                                                                      Telesource International

William Rybak,          Trustee (since 2002)              9             Executive Vice President and Chief Financial
51                                                                      Officer Van Kampen Investments, Inc. (and
                                                                        subsidiaries) (investment manager) (1986-2000);
                                                                        Director, Alliance Bancorp (formerly Hinsdale
                                                                        Financial Corporation) (savings & loan holding
                                                                        company) (1986-2001); Director, Howe Barnes
                                                                        Investments (since January 2002)

* Messrs. John Calamos and Nick Calamos are trustees who are "interested person" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") because they are affiliates of CAM and CFS. Nick Calamos is a nephew of John Calamos.

The address of Messrs. John Calamos and Nick Calamos is 1111 East Warrenville Road, Naperville, Illinois 60563-1493. The address of Mr. Dowen is Department of Finance, Northern Illinois University, DeKalb, Illinois 60115; that of Mr. Hanauer is 361 Forest Avenue, Suite 200, Laguna Beach, California 92651; that of Mr. Neal is 309 Sterling Road, Kenilworth, Illinois 60043; that of Mr. Marsh is 311 South Wacker Drive, Suite 3000, Chicago, Illinois 60606-6677; and that of Mr. Rybak is 12813 Misty Harbour Lane, Palos Park, Illinois 60464.

The trustees may fill vacancies on the board provided that at least two thirds of the trustees, after such appointment, have been elected by the Trust's shareholders. The Trust's shareholders may remove a trustee, with or without cause, upon the declaration in writing or vote of two-thirds of the Trust's outstanding shares. A trustee also may be removed, with or without cause, upon the written declaration of two-thirds of the trustees.

The trustees elect the officers of the Trust. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified.
(13)

OFFICERS. Messrs. John Calamos and Nick Calamos have been president and vice president of the Trust, respectively since 2002. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became an officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

NAME AND AGE AT          POSITION(S) HELD WITH TRUST AND DATE              PRINCIPAL OCCUPATION(S), DURING PAST
OCTOBER 31, 2002         FIRST ELECTED OR APPOINTED TO OFFICE               FIVE YEARS AND OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------

Rhowena Blank,           Treasurer (since 2002)                  Vice President-Operations, CAM (since 1999); Vice
34                                                               President, CFS (since 2000); Director of Operations,
                                                                 Christian Brothers Investment Services (1998-1999); and
                                                                 Audit Manager, Ernst & Young, LP (1994-1998)

Patrick H. Dudasik,      Vice President (since 2002)             Executive Vice President, Chief Financial Officer and
47                                                               Administrative Officer, and Treasurer of CAM and CFS
                                                                 (since 2001); Chief Financial Officer, David Gomez and
                                                                 Associates, Inc. (1998-2001); and Chief Financial
                                                                 Officer, Scudder Kemper Investments, Inc. (1996-1998)

James S. Hamman, Jr.,    Secretary (since 2002)                  Executive Vice President and General Counsel, CAM (since
33                                                               1998) and CFS (since 1999); Vice President and Associate
                                                                 Counsel, Scudder Kemper Investments, Inc. (1996-1998)

Jeff Lotito,             Assistant Treasurer (since 2002)        Operations Manager, CAM (since 2000); Manager Fund
30                                                               Administration, Van Kampen Investments Inc. (1999-
                                                                 2000); Supervisor-Corporate Accounting, Stein Roe and
                                                                 Farnham Inc. (1998-1999); and Supervisor-Financial
                                                                 Reporting, Scudder Kemper Investments, Inc. (1996-1998)

The address of each officer is 1111 East Warrenville Road, Naperville, Illinois 60563-1493.

                                                                            (14)

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.432.8224

    TO OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEB-SITE
    www.calamos.com

    INVESTMENT ADVISER
    CALAMOS ASSET MANAGEMENT, INC.
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    ADMINISTRATOR
    PRINCETON ADMINISTRATORS, L.P.
    P.O. Box 9095
    Princeton, NJ 08543-9095

    CUSTODIAN AND TRANSFER AGENT
    THE BANK OF NEW YORK
    P.O. Box 11258
    Church Street Station
    New York, NY 10286
    (800) 524-4458

    INDEPENDENT AUDITORS
    Ernst & Young LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd, LLC
    Chicago, IL

For the year ended October 31, 2002, none of the dividends paid from net investment income, including short-term gains, qualifies for the dividends received deduction available to corporate shareholders of the Fund.

The views expressed in this report reflect those of Calamos Asset Management, Inc. only though October 31, 2002. The manager's views are subject to change at any time based on market and other conditions.

                                                                            1446